14. PROPERTY, PLANT AND EQUIPMENT, NET (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	$ 679,555,227	$ 644,542,521
Accumulated depreciation	(288,291,478)	(262,805,573)
Property, plant and equipment, net	391,263,749	381,736,948	$ 361,938,676
Work in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	16,891,112	31,308,736
Property, plant and equipment, net	16,891,112	31,308,736	14,672,138
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	127,649,207	123,638,387
Property, plant and equipment, net	127,649,207	123,638,387	120,701,487
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	60,223,235	58,263,623
Accumulated depreciation	(29,905,667)	(27,916,080)
Property, plant and equipment, net	30,317,568	30,347,543	34,139,045
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	125,928,265	114,488,966
Accumulated depreciation	(83,818,947)	(76,513,924)
Property, plant and equipment, net	42,109,318	37,975,042	34,386,663
IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	5,175,377	4,123,479
Accumulated depreciation	(3,862,758)	(3,076,673)
Property, plant and equipment, net	1,312,619	1,046,806	1,287,666
Facilities and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	196,477,482	176,572,198
Accumulated depreciation	(116,125,335)	(106,297,623)
Property, plant and equipment, net	80,352,147	70,274,575	70,987,225
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	6,504,036	6,092,973
Accumulated depreciation	(4,169,667)	(3,775,837)
Property, plant and equipment, net	2,334,369	2,317,136	1,933,184
Leased asset improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	967,348	863,311
Accumulated depreciation	(411,074)	(320,519)
Property, plant and equipment, net	556,274	542,792	645,370
Other Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	12,075,985	9,876,424
Accumulated depreciation	(7,518,282)	(6,032,692)
Property, plant and equipment, net	4,557,703	3,843,732	4,455,425
Plantations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, gross	127,663,180	119,314,424
Accumulated depreciation	(42,479,748)	(38,872,225)
Property, plant and equipment, net	$ 85,183,432	$ 80,442,199	$ 78,730,473